Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financial assets
Financial assets at FVTPL		$ 572	¥ 1,141
Financial assets included in other non-current assets	982,757	140,532	1,095,832	¥ 1,091,422
Total	2,727,322	390,002	1,356,639
Financial liabilities
Financial liabilities included in other payables and accruals	14,913	2,133	20,793
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	757,238	108,284	889,435
Fair Values [member]
Financial assets
Financial assets at FVTPL	4,000	572	1,141
Financial assets included in other non-current assets	624	89	2,311
Total	4,624	661	3,452
Financial liabilities
Financial liabilities included in other payables and accruals	1,968	281
Other non-current liabilities	11,706	1,674	5,742
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	709,342	101,435	859,707
Total	723,016	103,390	865,449
Carrying Amounts [member]
Financial assets
Financial assets at FVTPL	4,000	572	1,141
Financial assets included in other non-current assets	690	99	2,439
Total	4,690	671	3,580
Financial liabilities
Financial liabilities included in other payables and accruals	1,968	282
Other non-current liabilities	12,031	1,720	6,274
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	742,325	106,151	868,642
Total	¥ 756,324	$ 108,153	¥ 874,916